Land Use Rights (Tables)	12 Months Ended
Dec. 31, 2019
Land Use Rights [Abstract]
Schedule of land use right

Amount
COST
At January 1, 2018	734,253
additions for the year	-
translation adjustment	(35,198)
At December 31, 2018	699,055
additions for the year
translation adjustment	(11,323)
At December 31, 2019	687,732

AMORTIZATION
At January 1, 2018	(85,600)
charge for the year	(15,545)
translation adjustment	4,593
At December 31, 2018	(95,552)
charge for the year	(13,992)
translation adjustment	1,712
At December 31, 2019	(107,832)

CARRYING AMOUNTS
At December 31, 2018	603,503
At December 31, 2019	579,900

Schedule of location
Location	Expiry date of tenure	Land area (m2)
Longshan Road, Economic development District, Taihu County	2062-05-23	2,440
Longshan Road, Economic development District, Taihu County	2061-11-06	7,405